INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES	12 Months Ended
Dec. 31, 2025
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

NOTE 16 – INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

Movements in Income tax liabilities are as follows:

	As of December 31,
	2025	2024
At the beginning of the year	(5,999)	(4,474)
Current income tax expense	(196,068)	(14,344)
Acquisitions through business combination (*)	—	(1,096)
Payments	15,012	9,703
RECPAM and currency translation adjustments	40,966	3,344
Income tax withholdings	79,348	868
At the end of the year	(66,741)	(5,999)
(*)	In 2024 corresponds to the acquisitions of TSMA and Manda.

Deferred Income tax assets and liabilities, net and the actions for recourse tax receivable are presented below:

	December 31,
	2025	2024
Tax carryforward	(33,716)	(54,672)
Allowance for doubtful accounts	(96,729)	(40,854)
Legal Claims and contingent liabilities	(183,354)	(11,763)
PP&E, intangible assets and right of use assets	1,451,360	1,704,559
Cash dividends from foreign companies	40,346	25,976
Income tax inflation adjustment effect	—	192,431
Other deferred tax liabilities (assets), net	(45,479)	(2,099)
Total deferred tax liabilities, net	1,132,428	1,813,578
Actions for recourse tax receivable	(888)	(1,168)
Total deferred tax liability, net	1,131,540	1,812,410

Net deferred tax assets	48,434	43,398
Net deferred tax liabilities	(1,179,974)	(1,855,808)

Movements in Deferred Income tax assets/(liabilities), net are as follows:

	December 31,
	2025	2024
At the beginning of the year	(1,812,410)	(1,281,435)
Increases in Deferred tax	242,500	(523,893)
Currency translation adjustments	1,776	(7,979)
Other comprehensive income	(1,283)	2,416
Acquisitions through business combination (1)	437,877	(1,519)
At the end of the year	(1,131,540)	(1,812,410)
(1)	In 2025 corresponds to the deferred tax asset arising from the acquisition of TMA (see Note 29). In 2024 corresponds to the deferred tax liability arising from the acquisitions of TSMA and Manda.

As of December 31, 2025, Telecom has cumulative tax loss carryforwards of $137,325 million that calculated considering statutory income tax rate, represent a deferred tax asset of $33,716 million.

Income tax benefit (expense) differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	Years ended December 31,
	2025	2024	2023

	Profit (loss)
Income (loss) before income tax expense	(191,736)	1,897,467	(1,684,256)
Non-taxable items – Losses from associates and joint ventures	3,742	15,094	5,408
Non-taxable items – Other	(43,305)	(2,474)	3,722
Restatement in current currency of Equity, goodwill and other	931,163	1,344,272	2,911,454
Subtotal	699,864	3,254,359	1,236,328
Effective income tax rate	32.40%	34.31%	33.65%
Income tax expense at statutory tax rate of each company	(226,770)	(1,116,688)	(415,974)
Deferred tax liability restatement in current currency and other	750,460	1,761,242	2,648,155
Income tax inflation adjustment	(449,199)	(1,174,749)	(1,231,124)
Unrecoverable tax loss carryforwards	(7,459)	—	—
Income tax on cash dividends of foreign companies	(20,600)	(8,042)	(32,067)
Income tax benefit (expense) (1) (2)	46,432	(538,237)	968,990

Current tax	(196,068)	(14,344)	(8,305)
Deferred tax	242,500	(523,893)	977,295
Income tax benefit (expense)	46,432	(538,237)	968,990
(1)	In 2025, 2024 and 2023, includes $455 million, $3,566 million and $(1,635) million, respectively, corresponding to the adjustments made in the tax returns for 2024, 2023 and 2022, respectively. In 2025 and 2024, includes $43,338 million and $67,074 million, respectively, corresponding to the adjustments made to the income tax provision for fiscal years 2025 and 2024, which include, among others, the effects related to the full application of the inflation adjustment mechanisms for tax purposes detailed in “Income tax – Inflation adjustment for tax purposes – Telecom Argentina.”
(2)	In 2024 includes $282 million related to a creditable withholding originated in the subsidiary MFH, which is not an income tax liable entity.

Income tax - Actions for recourse filed with the Tax Authority – Telecom Argentina

During 2015 and 2022, Telecom Argentina filed actions for recourse with the AFIP (currently ARCA) to claim the full tax overpaid for fiscal years from 2009 to 2017 for a total amount of approximately $2,039 million plus interest, under the argument that the lack of application of the income tax inflation adjustment is confiscatory based on the similarities with the parameters put forward in the matter of “Candy S.A.” as in the matter of “Distribuidora Gas del Centro”, heard by the National Supreme Court of Justice in whose verdicts, the Supreme Court ruled for the application of the inflation adjustment mechanism for the 2002 fiscal year. In a similar vein, the Supreme Court issued a decision on October 25, 2022, in the matter of “Telefónica de Argentina” for the fiscal periods 2008 and 2009. In that matter, it not only ratifies the “Candy” Judgment but also clarifies that, for the purposes of demonstrating confiscation, not only is the adjustment mechanism provided for in Title VI of the law applicable, but it also allows price variations to be reflected for the calculation of amortizations and costs of used and intangible goods and tax loss carryforward.

In the years 2019, 2021, 2021,2022 and 2025, the ARCA has rejected the actions for recourse. Therefore, Telecom Argentina filed four actions for recourse before the National Court of First Instance. During 2025, Telecom Argentina obtained favorable rulings in the second instance for fiscal year 2009 and in the first instance for fiscal year 2010. However, none of these cases are final. Regarding fiscal year 2009, ARCA filed a complaint appeal for the denied extraordinary appeal, which is pending before the Supreme Court of Justice of the Nation. Regarding fiscal year 2010, ARCA filed an appeal before the Court of Appeals, which is still pending.

The Company’s Management, with the assistance of its tax advisors, understands that the arguments presented by Telecom Argentina follow the same criteria as those considered by the Supreme Court of Justice in similar precedents, among others. Therefore, Telecom Argentina should obtain a favorable resolution to such claims.

Consequently, the Company maintained a non-current tax credit of $888 million as of December 31, 2025. For the measurement and update of the tax credit, Telecom Argentina has estimated the amount of the tax determined in excess for the years 2009-2017 weighting the likelihood according to the jurisprudential antecedents known as of the date of these consolidated financial statements.

Income Tax – Inflation Adjustment for Tax Purposes – Telecom Argentina

Given the judicial precedents detailed above related to the different mechanisms used to recognize the effect of inflation in the assessment of income tax, on May 6, 2022 and on May 13, 2025, Telecom Argentina filed the income tax return corresponding to fiscal year 2021 and 2024, respectively, taking into account the restatement of the tax amortization of all its PP&E and intangible assets pursuant to Articles 87 and 88 of the Income Tax Law and applying the tax loss carry-forwards from previous years in accordance with the restatement mechanism provided under Article 25 of such Law.

Taxes were so assessed because failure to apply the above-mentioned inflation adjustment mechanisms for tax purposes would result in actual taxable income that would yield an effective tax rate for fiscal years 2021 and 2024 that qualifies as confiscatory. If Telecom Argentina had not fully applied the inflation adjustment mechanisms for tax purposes, the income tax due would have absorbed 100% of the Telecom Argentina’s taxable income and would have even absorbed part of the equity value that generates said taxable income, yielding an effective tax rate of 146.6% in 2021 and would tend to infinity in 2024. This would have exceeded any reasonable limits to the burden of taxation, thus qualifying as confiscatory and seriously infringing Telecom’s constitutional guarantees and rights.

Therefore, together with its income tax return for the fiscal years 2021 and 2024, Telecom Argentina made a filing with the ARCA, protected by tax secrecy procedural regulations, in order to safeguard its rights, in the spirit of transparency that guides Telecom Argentina’s actions.

With respect to fiscal year 2025, the income tax provision has been calculated following the guidelines indicated in the first paragraph. This is because the relationship between the tax determined without the full application of the aforementioned inflation adjustment mechanisms for tax purposes and the actual taxable income for the year results in an effective tax rate for fiscal year 2025 that is confiscatory according to case law.

The Company’s Management, with the assistance of its tax advisors, believes that the arguments presented by Telecom Argentina in its filing with the AFIP (currently ARCA) follow the same criteria as those disclosed under “Income Tax – Reimbursement Claims filed with the Tax Authority – Telecom Argentina” which were considered by the Supreme Court of Justice in the precedents cited above, among others. Therefore, the Company believes that it has strong grounds to defend the criteria applied.

Income tax - Actions for recourse filed with the Tax Authority – TMA

TASA, a company now merged with TMA, filed a claim against the AFIP (currently ARCA) challenging the agency’s decision to deny TASA’s request to apply the tax inflation adjustment and deduct the updated depreciation and amortization charges for fiscal years 2008 to and including 2014.

Between 2016 and 2019, the First and Second Instance Courts ruled in favor of TASA’s claims, ordering the AFIP to reimburse TASA for the amounts of 2008-2009 and 2010, plus the corresponding interest.

As a result of these favorable rulings, from fiscal year 2015 to fiscal year 2019, TASA began applying the tax inflation adjustment and deducting in its tax returns the updated amortization charges and the write-off costs of PP&E and intangible assets and filed declaratory actions of unconstitutionality with the Federal Court of Administrative Litigation Matters for each of the indicated years, independently from any administrative and/or judicial appeals arising from tax audit processes commenced by ARCA.

Finally, in 2022, the Supreme Court of Justice of the Nation issued a favorable ruling for TASA concerning fiscal periods 2008-2009, 2010, and 2015. Additionally, cases relating to the periods 2011-2012, 2013, and 2017 also have final and firm rulings in favor of TMA. Cases relating to the remaining fiscal periods are at different procedural stages, with favorable first and second-instance rulings for fiscal period 2016, whereas in the case of fiscal period 2018, the First Instance Court rejected the declaratory action of certainty, which decision has been appealed by the Company to the National Court of Appeals.

On the other hand, TMA and its legal and tax counsel have analyzed the implications of the Supreme Court of Justice of the Nation ruling in the Candy S.A. leading case and the numerous related rulings derived therefrom, particularly the court’s favorable rulings for TASA regarding the recognition of the different inflation-adjustment mechanisms for income tax determination in different fiscal periods. As a result, the tax returns for fiscal periods 2019 to 2023 include the deduction of updated amortization installments and the write-off costs of PP&E and intangible assets acquired before fiscal period 2018. As of the date of issuance of these consolidated financial statements, TMA has filed Declaratory Actions of Unconstitutionality with the Federal Court on Administrative Litigation Matters for fiscal periods 2019 to and including 2023, to judicially validate this criterion. These actions are at different procedural stages and are pending resolution by the respective first-instance courts.

The TMA’s management and legal and tax counsel believe that TMA has solid arguments to support the criteria applied in the periods indicated.

Finally, the tax provision for fiscal year ended December 31, 2025 includes the effect of updated amortization charges or the write-off costs of PP&E and intangible assets prior to January 1, 2018, as well as an adjustment of the computable tax loss. This is due to the fact that the confiscatory requirement is met on the terms of the above-mentioned the “Candy S.A.” and “Telefónica de Argentina” leading case.